Pension and other postretirement benefits (Tables)	6 Months Ended
Jun. 30, 2011
Pension and other postretirement benefits [Abstract]
Components of net periodic benefit expense
Pension and postretirement benefit expense for the quarters ended June 30, 2011 and 2010 consisted of the following components:

	Postretirement benefit plan		Pension plan
(in thousands)	2011	2010	2011	2010
Interest cost	$1,667	$1,820	$41	$45
Expected return on plan assets	(1,963)	(1,806)	-	-
Amortization of prior service credit	(936)	(936)	-	-
Amortization of net actuarial losses	1,354	1,352	-	-
Total periodic benefit expense	$122	$430	$41	$45

Pension and postretirement benefit expense for the six months ended June 30, 2011 and 2010 consisted of the following components:

	Postretirement benefit plan		Pension plan
(in thousands)	2011	2010	2011	2010
Interest cost	$3,334	$3,641	$82	$90
Expected return on plan assets	(3,926)	(3,613)	-	-
Amortization of prior service credit	(1,871)	(1,871)	-	-
Amortization of net actuarial losses	2,708	2,703	-	-
Total periodic benefit expense	$245	$860	$82	$90